Provision for Income Taxes - Schedule of Components of Deferred Tax Assets, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets:
– Net operating loss carry forward
Less: valuation allowance
Deferred tax assets, net